Finance costs	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
Finance costs
25.	Finance costs

	2026	2025	2024
	USD	USD	USD

Interest expenses on:
Hire purchase liabilities	-	38	594
Lease liabilities	50,459	48,245	42,250

	50,459	48,283	42,844